Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
C000074146 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Macquarie Tax-Free USA Fund (Institutional Class) – including sales charge
Average Annual Return, Percent	(4.92%)	0.33%	2.32%
C000006387 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Macquarie Tax-Free USA Fund (Class C) – including sales charge
Average Annual Return, Percent	(6.75%)	(0.66%)	1.30%
C000006385 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Macquarie Tax-Free USA Fund (Class A) – including sales charge
Average Annual Return, Percent	(9.51%)	(0.84%)	1.59%
C000006388 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Macquarie Tax-Free USA Intermediate Fund (Class A) – including sales charge
Average Annual Return, Percent	(5.13%)	(0.32%)	1.52%
C000006390 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Macquarie Tax-Free USA Intermediate Fund (Class C) – including sales charge
Average Annual Return, Percent	(4.10%)	(0.54%)	0.98%
C000074147 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Macquarie Tax-Free USA Intermediate Fund (Institutional Class) – including sales charge
Average Annual Return, Percent	(2.13%)	0.46%	1.99%
Without Sales Load [Member] | C000074146 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Macquarie Tax-Free USA Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent	(4.92%)	0.33%	2.32%
Without Sales Load [Member] | C000006387 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Macquarie Tax-Free USA Fund (Class C) – excluding sales charge
Average Annual Return, Percent	(5.84%)	(0.66%)	1.30%
Without Sales Load [Member] | C000006385 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Macquarie Tax-Free USA Fund (Class A) – excluding sales charge
Average Annual Return, Percent	(5.23%)	0.07%	2.06%
Without Sales Load [Member] | C000006388 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Macquarie Tax-Free USA Intermediate Fund (Class A) – excluding sales charge
Average Annual Return, Percent	(2.42%)	0.24%	1.81%
Without Sales Load [Member] | C000006390 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Macquarie Tax-Free USA Intermediate Fund (Class C) – excluding sales charge
Average Annual Return, Percent	(3.16%)	(0.54%)	0.98%
Without Sales Load [Member] | C000074147 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Macquarie Tax-Free USA Intermediate Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent	(2.13%)	0.46%	1.99%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	0.08%	0.40%	2.18%
Bloomberg 3 15 Year Blend Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 3–15 Year Blend Municipal Bond Index
Average Annual Return, Percent	1.83%	0.79%	2.23%